Investment Objectives and Goals - Calamos Nasdaq-100 Structured Alt Protection ETF - June	May 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100 Structured Alt Protection ETF — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100 Structured Alt Protection ETF — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 10.20% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2024 through May 31, 2025.